Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	€ 39,183	€ 35,746	€ 35,611
Cost of sales	(22,266)	(20,938)	(19,200)
Gross profit	16,917	14,808	16,411
Research and development expenses	(4,088)	(3,881)	(3,868)
Selling and marketing expenses	(10,551)	(9,526)	(8,856)
General and administrative expenses	(3,593)	(3,428)	(3,296)
Income (loss) from operations	(1,315)	(2,027)	392
Financial income (expense), net	797	2,643	3,949
Foreign Currency exchange (losses) gains, net	538	(909)	103
Income (loss) before taxes	20	(293)	4,444
Income tax (expense) credit	(358)	(388)	(602)
Net income (loss)	€ (338)	€ (681)	€ 3,842
Basic income (loss) per share (in EUR per share)	€ (0.01)	€ (0.02)	€ 0.14
Diluted income (loss) per share (in EUR per share)	€ (0.01)	€ (0.02)	€ 0.13
Basic Weighted average shares outstanding (in shares)	28,997,866	28,961,928	27,823,313
Diluted Weighted average shares outstanding (in shares)	28,997,866	28,961,928	29,365,583
Product [Member]
Revenues	€ 25,070	€ 22,580	€ 24,045
Cost of sales	(14,053)	(13,170)	(12,288)
HIFU Treatments and Devices Leased [Member]
Revenues	5,086	5,095	4,906
Cost of sales	(2,557)	(2,667)	(2,527)
Parts and Services [Member]
Revenues	9,007	8,011	6,628
Cost of sales	(5,655)	(5,101)	(4,385)
Product and Services, Excluding Other [Member]
Revenues	39,163	35,686	35,579
Product and Service, Other [Member]
Revenues	€ 19	€ 60	€ 32